Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2017	Nov. 14, 2017
Document And Entity Information
Entity Registrant Name	IIOT-OXYS, Inc.
Entity Central Index Key	0001290658
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		38,453,328
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017